Lease liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Presentation of leases for lessee [abstract]
Summary of Lease liabilities

	As at March 31,
	2022	2023	2023
	(INR)	(INR)	(USD)
Non-current
Lease liabilities (refer Note 42)	2,999	5,471	67
	2,999	5,471	67

Current
Lease liabilities (refer Note 42)	455	698	8
Total	455	698	8